UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1.         Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 67.0%
CONSUMER DISCRETIONARY: 3.8%
Cinemark Holdings, Inc.	153,100	$3,434,033
Comcast Corp., Class A (d)	71,100	2,543,247
Ethan Allen Interiors, Inc. (f)	235,000	5,151,200
Ford Motor Co. (f)	1,250,000	12,325,000
Macy’s, Inc.	160,000	6,019,200
Starbucks Corp.	308,100	15,636,075
Target Corp. (d)	160,000	10,155,200
Time Warner, Inc. (d)(f)	340,000	15,412,200
		70,676,155
CONSUMER STAPLES: 2.7%
Ingredion, Inc.	588,860	32,481,518
Natura Cosmeticos SA	110,000	2,997,903
Procter & Gamble Co., The	200,000	13,872,000
		49,351,421
ENERGY: 9.0%
Baker Hughes, Inc.	640,410	28,965,744
Ensco PLC, Class A	449,300	24,513,808
EQT Corp.	645,300	38,072,700
Noble Energy, Inc.	149,800	13,887,958
Rosetta Resources, Inc. (a)	295,725	14,165,228
Sasol Ltd., ADR (f)	149,900	6,682,542
Statoil ASA, ADR	921,825	23,773,867
Suncor Energy, Inc.	258,200	8,481,870
Targa Resources Corp.	151,600	7,631,544
		166,175,261
FINANCIALS: 8.2%
American Express Co.	270,000	15,352,200
American Tower Corp., REIT (d)	736,867	52,604,935
Bank of New York Mellon Corp., The	561,300	12,696,606
BlackRock, Inc.	77,500	13,818,250
Charles Schwab Corp., The	616,882	7,889,921
Digital Realty Trust, Inc., REIT (f)	150,000	10,477,500
Hospitality Properties Trust, REIT (f)	200,000	4,756,000
JPMorgan Chase & Co.	241,725	9,785,028
Plum Creek Timber Co., Inc., REIT (f)	289,579	12,695,143
State Street Corp.	270,600	11,354,376
		151,429,959

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 4.7%
Agilent Technologies, Inc.	80,000	$3,076,000
Becton Dickinson & Co. (f)	438,530	34,450,916
Bristol-Myers Squibb Co.	346,786	11,704,028
Celgene Corp. (a)	15,332	1,171,365
Pfizer, Inc. (d)	367,500	9,132,375
Roche Holding AG	122,500	22,913,210
Thermo Fisher Scientific, Inc.	50,000	2,941,500
UnitedHealth Group, Inc.	20,000	1,108,200
		86,497,594
INDUSTRIALS: 9.0%
3M Co.	30,000	2,772,600
ABB, Ltd., ADR (a)	615,000	11,500,500
Bombardier, Inc., Class B	962,100	3,611,178
Chicago Bridge & Iron Co. NV	70,000	2,666,300
CSX Corp.	259,767	5,390,165
Cummins, Inc.	158,698	14,633,543
Deere & Co.	568,900	46,928,561
Eaton Corp. (f)	185,000	8,743,100
Emerson Electric Co.	416,534	20,106,096
Nordson Corp.	258,800	15,170,856
Pentair, Ltd. (f)	210,000	9,347,100
Rockwell Automation, Inc.	70,000	4,868,500
Stericycle, Inc. (a)	85,000	7,694,200
Timken Co.	198,800	7,387,408
United Rentals, Inc. (a)	20,000	654,200
Xylem, Inc.	225,000	5,658,750
		167,133,057
INFORMATION TECHNOLOGY: 18.2%
Apple, Inc. (d)	110,000	73,398,600
Cisco Systems, Inc.	700,000	13,363,000
Citrix Systems, Inc. (a)	10,000	765,700
Cognizant Technology Solutions, Class A (a)	140,594	9,830,332
EMC Corp. (a)	2,031,899	55,409,886
Facebook, Inc., Class B (a)(b)(c)	405,000	8,541,450
Genpact, Ltd.	443,437	7,396,529
Google, Inc., Class A (a)	27,760	20,944,920
IBM	115,000	23,856,750
Intuit, Inc.	585,000	34,444,800
Nintendo Co., Ltd.	42,500	5,398,472
Nuance Communications, Inc. (a)	275,500	6,857,195
Oracle Corp.	400,000	12,596,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Paychex, Inc.	135,000	$4,494,150
Qualcomm, Inc.	680,900	42,549,441
Taiwan Semiconductor Manu. Co., Ltd., ADR	430,399	6,808,913
Teradata Corp. (a)	75,000	5,655,750
Visa, Inc., Class A	42,500	5,706,900
		338,018,788
MATERIALS: 3.9%
Ecolab, Inc.	110,000	7,129,100
Nucor Corp.	370,000	14,156,200
Potash Corp. of Saskatchewan, Inc.	210,000	9,118,200
Rio Tinto PLC, ADR (f)	357,200	16,702,672
Syngenta AG, ADR	330,000	24,700,500
		71,806,672
TELECOMMUNICATION SERVICES: 4.0%
America Movil SAB de CV, Series L, ADR (f)	1,221,334	31,070,737
AT&T, Inc.	175,000	6,597,500
Vodafone Group PLC, ADR	1,303,700	37,148,931
		74,817,169
UTILITIES: 3.5%
CenterPoint Energy, Inc. (f)	365,100	7,776,630
National Fuel Gas Co.	91,800	4,960,872
ONEOK, Inc.	1,014,256	48,998,707
Xcel Energy, Inc.	95,000	2,632,450
		64,368,659

TOTAL COMMON STOCKS
(Cost $1,001,464,170)		1,240,274,735

EXCHANGE TRADED FUNDS: 0.5%
iShares Barclays TIPS Bond Fund	50,100	6,100,176
SPDR Gold Shares (a)(f)	15,250	2,623,305

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,431,144)		8,723,481

BONDS: 29.5%
COMMUNITY INVESTMENT NOTES: 0.3%
Calvert Social Investment Foundation, 1.000%, 01/15/15	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/14 (c)	250,000	250,008

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
Self Help Venture Note, 4.228%, 01/28/15 (c)	$2,000,000	$2,000,390

TOTAL COMMUNITY INVESTMENT NOTES
(Cost $5,250,000)		5,250,398

CORPORATE BONDS: 12.1%
CONSUMER DISCRETIONARY: 0.8%
Best Buy Co., Inc., 3.750%, 03/15/16 (f)	2,396,000	2,295,747
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (e)	3,000,000	3,023,424
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	2,321,000	2,626,991
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,777,546
VF Corp., 5.950%, 11/01/17	2,235,000	2,678,688
		14,402,396
CONSUMER STAPLES: 1.0%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,359,062
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,262,595
Ingredion, Inc., 3.200%, 11/01/15	500,000	528,055
Kellog Co., 4.150%, 11/15/19	2,000,000	2,275,062
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,281,248
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	6,147,115
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,474,035
		19,327,172
ENERGY: 0.8%
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,963,117
Southern Union Co., 3.462%, 11/01/66	2,600,000	2,086,500
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,621,054
Statoil ASA, 144A, 5.125%, 04/30/14 (e)	3,000,000	3,209,274
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	1,044,961
		14,924,906
FINANCIALS: 4.2%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,054,768
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,004,004
American Express Co., 7.000%, 03/19/18	1,000,000	1,267,100
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,182,661
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	2,035,033
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,246,092
Bank of New York Mellon Corp., The, 2.950%, 06/18/15	3,000,000	3,188,847
BB&T Corp., 2.050%, 04/28/14	3,000,000	3,066,288
BB&T Corp., 1.147%, 04/28/14	500,000	503,286
BB&T Corp., 6.850%, 04/30/19	2,000,000	2,567,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Branch Banking & Trust Co./Wilson NC, 0.719%, 09/13/16	$2,000,000	$1,941,996
Credit Suisse New York, 5.000%, 05/15/13	4,855,000	4,985,502
Fifth Third Bank, 0.545%, 05/17/13	1,347,000	1,345,456
International Finance Corp., 2.250%, 04/28/14	2,000,000	2,063,688
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,147,016
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,119,352
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,124,078
JPMorgan Chase & Co., 7.000%, 03/16/16 (i)(US)	3,000,000	3,339,172
JPMorgan Chase & Co., 3.250%, 11/23/16	2,000,000	2,005,766
JPMorgan Chase & Co., 1.427%, 05/27/21	2,000,000	1,908,244
JPMorgan Chase Bank N.A., 0.729%, 06/13/16	2,000,000	1,929,308
Monumental Global Funding III, 144A, 5.500%, 04/22/13 (e)	2,000,000	2,044,148
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,487,614
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,237,046
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,163,470
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,532,672
Prudential Financial, Inc., 3.660%, 11/02/20	3,000,000	3,116,790
State Street Corp., 4.956%, 03/15/18	4,010,000	4,437,370
Toyota Motor Credit Corp., 2.910%, 01/18/15	2,000,000	2,010,000
Willis North America, Inc., 5.625%, 07/15/15	4,895,000	5,305,955
		77,360,222
HEALTH CARE: 2.1%
Abbott Laboratories, 5.600%, 11/30/17	3,000,000	3,685,794
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,369,360
Becton, Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,241,521
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	3,079,170
Celgene Corp., 2.450%, 10/15/15 (f)	2,000,000	2,074,672
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,155,162
Express Scripts Holding Co., 6.250%, 06/15/14	3,000,000	3,269,316
Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	2,000,000	2,283,580
Teva Pharmaceutical Finance III BV, 0.876%, 03/21/14	3,000,000	3,016,980
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,134,184
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,539,580
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	131,038
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,585,952
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	3,074,040
		38,640,349

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS: 1.0%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	$2,505,000	$2,946,108
CSX Corp., 7.375%, 02/01/19	2,000,000	2,562,946
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,217,663
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,439,570
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,568,404
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,039,094
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,292,696
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,217,356
		19,283,837
INFORMATION TECHNOLOGY: 1.0%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,110,244
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,296,617
CA, Inc., 5.375%, 12/01/19	3,000,000	3,443,043
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,829,762
IBM Corp., 2.100%, 05/06/13	1,435,000	1,450,214
IBM Corp., 2.000%, 01/05/16	1,750,000	1,829,615
IBM Corp., 5.700%, 09/14/17	5,000,000	6,135,045
		19,094,540
MATERIALS: 0.3%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,192,264
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,380,766
		5,573,030
TELECOMMUNICATION SERVICES: 0.7%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,389,213
Virgin Media Finance PLC, 6.500%, 01/15/18	1,000,000	1,100,000
Vodafone Group PLC, 6.750%, 01/10/13 (i)(UK)	3,000,000	3,133,908
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,574,785
		12,197,906
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,586,068

TOTAL CORPORATE BONDS
(Cost $207,938,934)		224,390,426

U.S. GOVERNMENT AGENCY BONDS: 5.7%
FEDERAL FARM CREDIT BANK (AGENCY): 0.8%
3.850%, 02/11/15	4,000,000	4,330,916
5.500%, 08/22/19	1,900,000	2,438,091

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL FARM CREDIT BANK (AGENCY), continued
2.540%, 11/21/19	$4,000,000	$4,010,624
2.800%, 11/09/20	4,000,000	4,010,980
		14,790,611
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.5%
4.110%, 09/27/13	4,000,000	4,155,056
5.625%, 06/13/16	2,000,000	2,340,610
1.500%, 09/26/22	3,000,000	2,999,232
		9,494,898
FREDDIE MAC (AGENCY): 1.3%
1.375%, 01/09/13	1,000,000	1,003,373
0.600%, 01/24/14	3,000,000	3,003,141
1.000%, 12/19/14	2,000,000	2,002,282
0.550%, 02/27/15	3,000,000	3,004,554
1.150%, 12/30/15	2,000,000	2,017,698
1.000%, 01/27/16	2,000,000	2,017,442
1.250%, 06/27/18	3,000,000	3,008,931
2.000%, 11/29/18	2,000,000	2,035,418
2.000%, 11/29/18	3,000,000	3,047,190
1.400%, 08/22/19	3,000,000	3,000,207
		24,140,236
FANNIE MAE (AGENCY): 3.1%
4.000%, 01/28/13	7,000,000	7,084,854
4.000%, 04/02/13	3,000,000	3,057,900
1.000%, 11/07/14	3,325,000	3,327,121
0.750%, 01/30/15	3,000,000	3,013,107
1.100%, 12/28/15	3,000,000	3,005,190
2.000%, 03/10/16	3,000,000	3,156,054
1.500%, 10/26/16	3,000,000	3,002,754
1.750%, 11/14/16	2,000,000	2,003,342
1.300%, 01/30/17	6,000,000	6,023,352
1.100%, 02/21/17	4,000,000	4,011,516
2.200%, 10/27/17	5,000,000	5,342,320
1.250%, 08/28/18	2,000,000	2,014,178
2.000%, 03/26/19	3,000,000	3,023,238
3.000%, 06/27/19	2,000,000	2,058,862
1.625%, 08/08/19	2,000,000	2,004,166
2.000%, 10/30/19	2,000,000	2,014,842
1.625%, 11/27/19	4,000,000	4,009,516
		58,152,312

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $104,459,668)		$106,578,057

GOVERNMENT BONDS: 0.8%
Canadian Government, 2.500%, 06/01/15 (g)(CA)	$3,000,000	3,163,656
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,083,612
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,329,508
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	6,044,845

TOTAL GOVERNMENT BONDS (Cost $12,878,595)		14,621,621

MUNICIPAL BONDS: 1.0%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,747,727
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,378,393
Georgia, The State G.O., 5.000%, 05/01/23	2,000,000	2,470,740
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,263,280
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,209,900
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,347,550
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,153,134

TOTAL MUNICIPAL BONDS (Cost $16,744,012)		18,570,724

U.S. TREASURY NOTES: 2.4%
3.375%, 06/30/13	1,000,000	1,023,985
1.875%, 07/15/13 (TIPS)	2,494,940	2,569,983
3.125%, 08/31/13	5,000,000	5,134,570
3.125%, 09/30/13	3,000,000	3,088,008
2.750%, 10/31/13	7,000,000	7,193,319
2.000%, 01/15/14 (TIPS)	3,719,940	3,886,177
1.875%, 07/15/15 (TIPS)	2,944,800	3,240,891
2.000%, 01/15/16 (TIPS)	2,308,740	2,589,397
3.375%, 11/15/19	5,000,000	5,797,655
3.625%, 02/15/20	2,000,000	2,357,188
1.250%, 07/15/20 (TIPS)	4,202,320	5,029,324
2.000%, 11/15/21 (f)	3,000,000	3,132,423

TOTAL U.S. TREASURY NOTES (Cost $42,603,873)		45,042,920

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 7.2%
GINNIE MAE (MORTGAGE BACKED): 0.9%
6.000%, 02/15/19	$266,100	$294,854
4.000%, 05/15/19	609,008	666,334
6.000%, 05/15/21	367,297	407,025
6.000%, 07/15/21	52,313	57,966
6.000%, 02/15/22	558,987	618,471
4.500%, 11/20/33	1,503,778	1,674,698
1.625%, 11/20/33	2,811,338	2,927,586
1.750%, 05/20/34	1,202,902	1,253,344
1.625%, 08/20/34	1,674,060	1,733,656
1.625%, 07/20/35	2,335,719	2,418,870
6.000%, 08/15/35	912,392	1,034,119
6.000%, 05/20/36	418,084	473,751
6.000%, 01/15/38	1,148,921	1,308,308
6.000%, 01/15/38	549,396	621,149
6.000%, 08/20/38	340,499	385,037
		15,875,168
FREDDIE MAC (MORTGAGE-BACKED): 1.5%
4.000%, 05/01/14	173,664	185,015
5.000%, 08/01/18	732,770	793,027
4.500%, 09/01/18	255,474	277,600
4.000%, 09/01/18	130,403	139,500
5.500%, 10/01/18	275,840	301,653
5.500%, 10/01/18	160,087	173,752
5.000%, 10/01/18	326,348	354,051
5.000%, 11/01/18	217,888	236,350
5.000%, 11/01/18	190,503	206,168
3.500%, 11/01/25	2,015,263	2,134,784
3.500%, 05/01/26	2,112,934	2,238,248
3.500%, 03/01/27	2,655,762	2,855,596
5.500%, 12/01/27	1,391,556	1,521,703
2.354%, 12/01/35	2,185,374	2,346,652
2.846%, 05/01/36	87,365	89,948
2.373%, 11/01/36	1,955,785	2,090,098
2.915%, 04/01/37	884,040	955,069
7.413%, 09/01/37	169,616	187,708
2.508%, 01/01/38	2,234,581	2,377,025
5.000%, 07/01/39	1,982,151	2,180,411
5.000%, 08/01/39	1,348,830	1,481,635
5.500%, 10/01/39	1,809,488	1,984,095
3.500%, 01/01/41	1,735,150	1,862,439
		26,972,527

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED): 4.6%
5.000%, 01/01/14	$97,133	$101,810
5.000%, 02/01/14	64,535	65,681
4.500%, 07/01/18	873,649	945,510
3.500%, 09/01/18	510,741	543,985
3.500%, 10/01/18	75,349	80,254
3.500%, 10/01/18	344,152	366,552
5.000%, 11/01/18	31,110	33,927
5.000%, 11/01/18	216,652	236,949
5.000%, 11/01/18	291,267	319,191
5.000%, 02/01/19	810,429	883,820
4.500%, 11/01/19	567,273	614,111
5.000%, 03/01/20	483,387	527,238
5.000%, 10/01/20	1,028,504	1,136,749
3.500%, 01/01/21	1,999,303	2,135,694
5.000%, 10/01/23	486,403	539,191
3.500%, 10/01/25	1,734,702	1,848,155
3.500%, 01/01/26	2,510,197	2,713,590
3.500%, 02/01/26	2,139,986	2,279,944
3.500%, 08/01/26	5,223,713	5,653,504
3.500%, 08/01/26	2,892,684	3,107,182
3.000%, 11/01/26	1,869,217	2,006,822
3.500%, 12/01/26	3,688,777	3,987,667
3.000%, 01/01/27	2,520,434	2,676,836
2.500%, 03/01/27	2,866,157	3,016,855
2.500%, 06/01/27	6,733,393	7,091,104
2.500%, 09/01/27	2,985,751	3,142,736
4.000%, 01/01/32	2,327,214	2,526,534
6.500%, 06/01/32	269,719	308,347
5.000%, 12/01/33	2,418,170	2,657,936
2.763%, 12/01/33	176,991	189,916
2.430%, 12/01/33	436,414	467,628
6.000%, 02/01/34	570,914	645,660
2.160%, 05/01/34	1,319,747	1,406,661
2.357%, 07/01/34	2,518,322	2,688,744
2.701%, 01/01/35	840,503	897,378
1.870%, 03/01/35	620,688	646,154
2.691%, 06/01/35	342,744	366,389
5.500%, 10/01/35	1,338,031	1,475,881
6.000%, 04/01/36	107,728	119,504
2.595%, 05/01/36	371,432	397,070
2.705%, 06/01/37	566,280	607,919
2.566%, 09/01/37	4,755,456	5,083,792

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE(MORTGAGE-BACKED), continued
6.000%, 03/01/39	$1,300,083	$1,436,302
5.000%, 03/01/39	2,402,621	2,738,076
4.500%, 09/01/40	1,564,078	1,698,822
4.500%, 01/01/41	2,370,952	2,618,182
4.000%, 02/01/41	2,792,541	3,101,092
4.000%, 03/01/41	3,491,240	3,767,344
3.500%, 10/01/41	2,800,601	3,039,652
		84,940,040
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,193,792
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,207,742
		4,401,534
TOTAL MORTGAGE-BACKED SECURITIES (Cost $126,501,621)		132,189,269

TOTAL BONDS (Cost $516,376,703)		546,643,415

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 9.000%, 05/07/13	100,000	100,000
Urban Partnership Bank, 0.350%, 03/24/13	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $264,060)	264,060	264,060

TIME DEPOSIT: 3.3%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/12	61,099,000	61,099,000

TOTAL TIME DEPOSIT (Cost $61,099,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.8%
SSgA Institutional U.S. Government Money Market Fund (Cost $33,187,147)	33,187,147	33,187,147

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 102.1% (Cost $1,619,170,224)		$1,890,539,838

Payable upon return of securities loaned - (Net): -1.8%		(33,187,147)

Other assets and liabilities - (Net):- 0.3%		(6,457,669)

Net Assets: 100.0%		$1,850,895,022

(a)	Non income producing security.
(b)	Illiquid security.
(c)	Fair Valued security.
(d)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Security or partial position of this security was on loan as of September 30, 2012. The total market value of securities on loan as of September 30, 2012 was $59,897,061.
(g)	Principal amount is in Canadian dollars; value is in U.S. dollars.
(h)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(i)	Principal amount is in Australian dollars; value is in U.S. dollars.

ADR - American Depository Receipt

CA - Canada

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

UK - United Kingdom

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
American Tower Corp., REIT expires January 2013, exercise price $550.00	1,500	$(607,500)
Apple, Inc. expires January 2013, exercise price $600.00	100	(1,278,000)
Comcast Corp., Class A expires January 2013, exercise price $27.00	11	(9,680)
Pfizer, Inc. expires December 2012, exercise price $60.00	1,475	(432,175)
Target Corp. expires January 2013, exercise price $22.00	300	(85,650)
Time Warner, Inc. expires January 2013, exercise price $62.50	300	(175,500)
Time Warner, Inc. expires January 2013, exercise price $40.00	500	(108,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,450,720)		$(2,697,005)

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.3%
CONSUMER DISCRETIONARY: 14.4%
Amazon.com, Inc. (a)	5,000	$1,271,600
Autoliv, Inc.	14,900	923,353
BorgWarner, Inc. (a)	21,800	1,506,598
Coach, Inc.	22,500	1,260,450
Comcast Corp., Class A	53,000	1,895,810
Darden Restaurants, Inc.	24,250	1,351,938
Ford Motor Co. (c)	97,500	961,350
Macy’s, Inc.	52,000	1,956,240
Marriott International, Inc., Class A	44,000	1,720,400
NIKE, Inc., Class B	18,210	1,728,311
Starbucks Corp.	25,650	1,301,738
Valeo SA	17,500	808,964
VF Corp.	13,200	2,103,551
		18,790,303
CONSUMER STAPLES: 8.3%
General Mills, Inc.	61,500	2,450,775
Kimberly-Clark Corp.	22,000	1,887,160
PepsiCo, Inc.	33,680	2,383,534
Procter & Gamble Co., The	29,100	2,018,375
Whole Foods Market, Inc.	21,600	2,103,840
		10,843,684
ENERGY: 8.9%
Baker Hughes, Inc.	22,500	1,017,675
Devon Energy Corp.	24,044	1,454,662
Ensco PLC, Class A	18,000	982,080
Hess Corp.	26,250	1,410,150
Noble Corp. (a)	36,000	1,288,080
Noble Energy, Inc.	16,600	1,538,986
Southwestern Energy Co. (a)	38,500	1,339,030
Statoil ASA, ADR	54,500	1,405,555
Talisman Energy, Inc.	92,500	1,232,100
		11,668,318
FINANCIALS: 7.2%
ACE, Ltd.	11,700	884,520
CBRE Group, Inc., Class A (a)	56,500	1,040,165
JPMorgan Chase & Co.	27,125	1,098,020
Plum Creek Timber Co., Inc., REIT (c)	45,250	1,983,760
PNC Financial Services Group, Inc.	26,600	1,678,460
State Street Corp.	40,650	1,705,674

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Weyerhaeuser Co., REIT	39,000	$1,019,460
		9,410,059
HEALTH CARE: 11.0%
Agilent Technologies, Inc.	36,750	1,413,038
Celgene Corp. (a)	16,250	1,241,500
Express Scripts Holding Co. (a)	27,250	1,707,758
Laboratory Corp of America Holdings (a)	10,650	984,806
Mylan, Inc. (a)	35,000	854,000
Roche Holding AG	10,650	1,992,046
Teva Pharmaceutical Industries, Ltd., ADR	29,250	1,211,243
Thermo Fisher Scientific, Inc.	33,962	1,997,983
Thoratec Corp. (a)	15,000	519,000
United Therapeutics Corp. (a)	14,950	835,406
Vertex Pharmaceuticals, Inc. (a)	15,500	867,225
Volcano Corp. (a)	27,500	785,675
		14,409,680
INDUSTRIALS: 12.0%
3M Co.	22,400	2,070,207
Cummins, Inc.	16,450	1,516,855
Eaton Corp. (c)	23,050	1,089,343
Expeditors International of Washington,Inc	40,000	1,454,400
Landstar System, Inc.	22,000	1,040,160
Pall Corp. (c)	29,875	1,896,764
Quanta Services, Inc. (a)	47,200	1,165,840
Roper Industries, Inc.	17,150	1,884,614
Stanley Black & Decker, Inc.	26,500	2,020,625
United Parcel Service, Inc., Class B	22,251	1,592,504
		15,731,312
INFORMATION TECHNOLOGY: 29.2% (b)
Apple, Inc. (d)	5,625	3,753,337
Aruba Networks, Inc. (a)	70,500	1,585,192
ASML Holding NV	33,500	1,798,280
BMC Software, Inc. (a)	31,200	1,294,488
Brocade Communications Systems, Inc. (a)	166,000	981,890
Cisco Systems, Inc.	74,000	1,412,660
Cognizant Technology Solutions, Class A (a)	24,250	1,695,560
EMC Corp. (a)	77,000	2,099,790
Facebook, Inc., Class B (a)(e)(f)	15,000	316,350
Google, Inc., Class A (a)	4,465	3,368,842
IBM	12,017	2,492,926

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Intuit, Inc.	33,400	$1,966,592
Juniper Networks, Inc. (a)	49,750	851,223
Mastercard, Inc., Class A	2,275	1,027,117
NetApp, Inc. (a)	38,350	1,260,948
NETGEAR, Inc. (a)	32,250	1,230,015
Nuance Communications, Inc. (a)	49,500	1,232,055
Oracle Corp.	40,750	1,283,218
Palo Alto Networks, Inc. (a)	5,000	307,850
Qualcomm, Inc.	39,000	2,437,110
Red Hat, Inc. (a)	23,000	1,309,620
SAP AG, ADR (c)	10,350	738,266
Texas Instruments, Inc.	48,500	1,336,175
Trimble Navigation, Ltd. (a)	29,875	1,423,843
Visa, Inc., Class A	6,200	832,536
		38,035,883
MATERIALS: 3.9%
Nucor Corp.	33,000	1,262,580
Praxair, Inc.	11,300	1,173,844
Rio Tinto PLC, ADR (c)	19,500	911,820
Syngenta AG, ADR	24,150	1,807,628
		5,155,872
TELECOMMUNICATION SERVICES: 1.3%
Vodafone Group PLC, ADR	59,838	1,705,084

UTILITIES: 1.1%
American Water Works Co., Inc.	38,904	1,441,782

TOTAL COMMON STOCKS (Cost $100,619,527)		127,191,977

TIME DEPOSIT: 3.0%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/12	$3,884,000	3,884,000

TOTAL TIME DEPOSIT (Cost $3,884,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
SSgA Institutional U.S. Government Money Market Fund (Cost $2,131,762)	2,131,762	2,131,762

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 101.9% (Cost $106,635,289)		$133,207,739

Payable upon return of securities loaned - (Net): -1.6%		(2,131,762)

Other assets and liabilities - (Net): -0.3%		(412,539)

Net Assets: 100.0%		$130,663,438

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(c)	Security or partial position of this security was on loan as of September 30, 2012. The total market value of securities on loan as of September 30, 2012 was $6,852,362.
(d)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(e)	Illiquid security.
(f)	Fair Valued Security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Apple, Inc. expires January 2013, exercise price $550.00	5	$(63,900)
Apple, Inc. expires January 2013, exercise price $600.00	5	(43,580)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $41,845)		$(107,480)

PUTS:
Apple, Inc. expires January 2014, exercise price $400.00	5	$(8,475)
TOTAL WRITTEN PUT OPTIONS (Premiums Received $15,360)		$(8,475)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 99.1%
CONSUMER DISCRETIONARY: 21.5%
Best Buy Co., Inc.	18,000	$309,420
Cinemark Holdings, Inc.	25,300	567,478
Del Frisco’s Restaurant Group, Inc. (a)	12,500	186,250
Dunkin’ Brands Group, Inc.	5,000	145,975
Einstein Noah Restaurant Group, Inc.	25,079	443,648
GameStop Corp., Class A	26,000	546,000
HomeAway, Inc. (a)	10,000	234,500
Jamba, Inc. (a)	166,920	372,232
Ruth’s Hospitality Group, Inc. (a)	65,534	417,452
		3,222,955
ENERGY: 14.1%
Energy XXI Bermuda, Ltd.	7,000	244,650
Halcon Resources Corp. (a)	20,000	146,600
Helix Energy Solutions Group, Inc. (a)	16,000	292,320
Hornbeck Offshore Services, Inc. (a)	11,200	410,480
Kodiak Oil & Gas Corp. (a)	18,000	168,480
McDermott International, Inc. (a)	30,000	366,600
Oasis Petroleum, Inc. (a)	5,000	147,350
RigNet, Inc. (a)	19,040	352,240
		2,128,720
FINANCIALS: 23.0%
AMERISAFE, Inc. (a)	10,876	295,175
Ares Capital Corp.	1,000	17,140
CBOE Holdings, Inc.	17,000	500,140
Chicopee Bancorp, Inc. (a)	24,458	353,418
F.N.B. Corp.	1,500	16,815
First Connecticut Bancorp, Inc.	12,000	162,120
Hercules Technology Growth Capital, Inc.	2,009	22,119
Horizon Technology Finance Corp.	7,165	115,786
National Bank Holdings Corp., Class A (a)	8,500	165,410
National Financial Partners Corp. (a)	300	5,070
OmniAmerican Bancorp, Inc. (a)	14,300	325,039
Oritani Financial Corp.	22,000	331,100
ProAssurance Corp.	6,148	556,025
Rockville Financial, Inc.	12,590	154,228
Territorial Bancorp, Inc.	8,515	195,419
Westwood Holdings Group, Inc.	6,507	253,838
		3,468,842
HEALTH CARE: 16.0%
CardioNet, Inc. (a)	124,426	313,554

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Covance, Inc. (a)	9,000	$420,210
Illumina, Inc. (a)	9,000	433,800
Ligand Pharmaceuticals, Inc., Class B (a)	4,919	84,361
Natus Medical, Inc. (a)	46,427	606,800
Vascular Solutions, Inc. (a)	37,731	558,796
		2,417,521
INDUSTRIALS: 4.8%
Pentair, Ltd.	9,000	400,590
Standard Parking Corp. (a)	76	1,705
UniFirst Corp.	4,863	324,800
		727,095
INFORMATION TECHNOLOGY: 12.4%
ePlus, Inc. (a)	9,994	391,965
Open Text Corp. (a)	5,000	275,700
TheStreet, Inc.	358,078	547,859
Westell Technologies, Inc., Class A (a)	300,239	642,511
		1,858,035
UTILITIES: 7.3%
CenterPoint Energy, Inc.	15,000	319,500
Laclede Group, Inc., The	9,000	387,000
MDU Resources Group, Inc.	18,000	396,720
		1,103,220
TOTAL COMMON STOCKS (Cost $14,563,365)		14,926,388

TIME DEPOSIT: 0.0%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/12	$1,000	1,000
TOTAL TIME DEPOSIT (Cost $1,000)

TOTAL INVESTMENTS: 99.1% (Cost $14,564,365)		14,927,388

Other assets and liabilities - (Net): 0.9%		141,230

Net Assets: 100.0%		$15,068,618

(a) Non-income producing security.

Schedule of Investments (Unaudited)
Pax World International Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.5%
AUSTRALIA: 5.2%
Cochlear, Ltd.	6,600	$457,882
National Australia Bank, Ltd.	37,678	990,624
Woodside Petroleum, Ltd.	24,630	842,556
		2,291,062
AUSTRIA: 1.1%
OMV AG	13,800	483,415

BELGIUM: 2.0%
Anheuser-Busch InBev NV	10,200	872,596

BRAZIL: 2.4%
CCR SA	41,200	372,929
Natura Cosmeticos SA	24,800	675,891
		1,048,820
CANADA: 5.3%
Bombardier, Inc., Class B	170,300	639,210
Potash Corp. of Saskatchewan, Inc.	13,900	603,538
Rogers Communications, Inc., Class B	9,600	388,648
Royal Bank of Canada	11,500	660,215
		2,291,611
FINLAND: 1.2%
Fortum Oyj	27,300	503,006

FRANCE: 5.4%
AXA SA	48,800	726,518
Danone SA	7,000	430,703
LVMH Moet Hennessy Louis Vuitt	5,750	863,179
Mersen	11,960	351,801
		2,372,201
GERMANY: 6.9%
Bayerische Motoren Werke AG	15,200	1,114,610
Deutsche Telekom AG	56,400	693,594
Linde AG	3,550	611,877
Muenchener Rueckversicherungs AG	3,800	594,178
		3,014,259

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HONG KONG: 0.4%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(b)(c)	710,000	$28,403
Esprit Holdings, Ltd.	100,000	153,273
		181,676
IRELAND: 0.8%
Kingspan Group PLC	33,000	335,930

ISRAEL: 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	27,000	1,118,070

ITALY: 1.4%
UniCredit SpA (a)	143,000	595,071

JAPAN: 15.9%
Astellas Pharma, Inc.	14,000	709,519
Canon, Inc., ADR	17,100	547,371
Central Japan Railway Co.	10,300	904,103
Eisai Co., Ltd.	11,300	509,042
Hoya Corp.	14,600	320,297
Kao Corp.	31,100	914,381
Komatsu, Ltd.	37,900	742,836
Kurita Water Industries, Ltd.	15,700	347,112
Nintendo Co., Ltd.	3,800	482,687
Nippon Building Fund, Inc., REIT	37	398,826
Resona Holdings, Inc.	176,100	721,041
Trend Micro, Inc.	12,900	359,677
		6,956,891
LUXEMBOURG: 1.5%
APERAM	18,300	295,041
Tenaris SA, ADR	9,200	375,084
		670,125
NORWAY: 3.1%
Statoil ASA, ADR	52,500	1,353,975

POLAND: 1.6%
Powszechny Zaklad Ubezpieczen SA	6,300	708,667

PORTUGAL: 0.8%
Portugal Telecom SGPS SA, ADR	65,700	325,872

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SINGAPORE: 4.8%
DBS Group Holdings, Ltd.	85,000	$992,821
Hyflux, Ltd.	279,000	318,383
SingTel	303,000	788,996
		2,100,200
SOUTH AFRICA: 1.0%
Sasol Ltd., ADR	10,000	445,800

SPAIN: 2.0%
Repsol SA	44,222	859,414
		859,414
SWEDEN: 3.2%
Hennes & Mauritz AB, B Shares	27,000	939,686
SKF AB, B Shares	20,500	442,998
		1,382,684
SWITZERLAND: 7.6%
ABB, Ltd., ADR (a)	49,650	928,455
Nestle SA	13,600	858,124
Roche Holding AG	4,350	813,653
Syngenta AG, ADR	9,550	714,818
		3,315,050
TAIWAN: 1.1%
Taiwan Semiconductor Manu. Co., Ltd., ADR	31,076	491,622

TURKEY: 2.6%
Mardin Cimento Sanayii ve Tica AS	93,000	263,125
Turkiye Halk Bankasi AS	113,600	885,659
		1,148,784
UNITED KINGDOM: 16.6%
ARM Holdings PLC, ADR	15,900	444,882
BG Group PLC	56,000	1,133,143
Game Group PLC (b)(c)	1,574,000	—
Marks & Spencer Group PLC	77,000	444,367
National Grid PLC	61,000	672,882
Pennon Group PLC	35,800	418,110
Reckitt Benckiser Group PLC	15,400	887,263
Reed Elsevier PLC	97,000	928,605
Rio Tinto PLC, ADR	17,500	818,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UNITED KINGDOM, continued
Spectris PLC	11,414	$319,000
Standard Chartered PLC	19,100	432,785
Vodafone Group PLC, ADR	26,300	749,419
		7,248,756
TOTAL COMMON STOCKS (Cost $41,464,029)		42,115,557

EXCHANGE TRADED FUNDS: 3.4%
UNITED STATES: 3.4%
iShares Silver Trust (a)	9,700	324,756
SPDR Gold Shares (a)	6,750	1,161,135

TOTAL EXCHANGE TRADED FUNDS (Cost $1,152,913)		1,485,891

TOTAL INVESTMENTS: 99.9% (Cost $42,616,942)		43,601,448

Other assets and liabilities - (Net): 0.1%		48,626

Net Assets: 100.0%		$43,650,074

(a) Non-income producing security.

(b) Fair Valued security.

(c) Illiquid security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$4,443,720	10.2%
CONSUMER STAPLES	4,667,360	10.7%
ENERGY	5,493,389	12.6%
FINANCIALS	7,706,403	17.6%
HEALTH CARE	3,608,166	8.3%
INDUSTRIALS	5,065,375	11.6%
INFORMATION TECHNOLOGY	2,965,536	6.8%
MATERIALS	3,306,698	7.6%
TELECOMMUNICATIONS SERVICES	2,946,529	6.7%
UTILITIES	1,912,381	4.4%
PREFERRED STOCK	—	0.0%
EXCHANGE TRADED FUNDS	1,485,891	3.4%
RIGHTS	—	0.0%
TIME DEPOSIT	—	0.0%
Other assets and liabilities - (Net)	48,626	0.1%
TOTAL	$43,650,074	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 1.9%
COMMON STOCKS: 0.9%
CONSUMER CYCLICAL: 0.0%
Game Group PLC (b)(e)	1,286,902	$0

FINANCIAL SERVICES: 0.2%
Hercules Technology Growth Capital, Inc.	112,229	1,235,641

TELECOMMUNICATIONS: 0.7%
Windstream Corp. (f)	325,000	3,285,750

TOTAL COMMON STOCKS (Cost $5,887,119)		4,521,391

PREFERRED STOCKS: 1.0%
FINANCIAL SERVICES: 1.0%
Hercules Tech Growth Capital, Inc., 7.000%	190,000	4,820,300

TOTAL PREFERRED STOCKS (Cost $4,776,586)		4,820,300

TOTAL STOCKS (Cost $10,663,705)		9,341,691

EXCHANGE TRADED FUNDS: 1.4%
ProShares UltraShort Euro (g)	218,131	4,388,796
SPDR Gold Shares (g)	15,000	2,580,300

TOTAL EXCHANGE TRADED FUNDS (Cost $6,855,167)		6,969,096

BONDS: 93.8%
CORPORATE BONDS: 92.7%
BASIC INDUSTRY: 4.8%
Isabelle Acquisition Sub, Inc., 144A, 10.000%, 11/15/18 (a)	$3,250,000	3,538,438
Longview Fibre Paper & Packaging, Inc., 144A, 8.000%, 06/01/16 (a)	3,600,000	3,771,000
Mirabela Nickel, Ltd, 144A, 8.750%, 04/15/18 (a)	6,000,000	4,530,000
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	6,000,000	5,970,000
Orion Engineered Carbons Bondco GmbH, 144A, 9.625%, 06/15/18 (a)	1,349,000	1,483,900
Ply Gem Industries, Inc., 13.125%, 07/15/14 (f)	675,000	723,938
Ply Gem Industries, Inc., 144A, 9.375%, 04/15/17 (a)	4,000,000	4,030,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY, continued
Sappi Papier Holding GmbH, 144A, 7.750%, 07/15/17 (a)	$250,000	$268,437
		24,315,713
CAPITAL GOODS: 5.0%
Altra Holdings, Inc., 8.125%, 12/01/16	3,156,000	3,396,645
Ardagh Packaging Finance PLC., 144A, 9.125%, 10/15/20 (a)	2,500,000	2,650,000
Belden, Inc., 144A, 5.500%, 09/01/22 (a)	4,500,000	4,623,750
Coleman Cable, Inc., 9.000%, 02/15/18	2,000,000	2,140,000
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)	3,000,000	2,715,000
J.B. Poindexter & Co, Inc., 144A, 9.000%, 04/01/22 (a)	6,250,000	6,281,250
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	2,250,000	2,328,750
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	1,000,000	1,075,000
		25,210,395
CONSUMER CYCLICAL: 8.9%
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	3,082,500
Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19 (f)	4,750,000	5,278,438
Edcon Proprietary, Ltd, 144A, 3.502%, 06/15/14 (a)(c)(SA)	4,296,000	5,161,736
Fiesta Restaurant Group, Inc., 8.875%, 08/15/16	1,000,000	1,075,000
Human Touch LLC/Interactive Health Finance, 144A, 15.000%, 03/30/14 (a)(b)(e)	399,086	0
Icon Health & Fitness, Inc., 144A, 11.875%, 10/15/16 (a)	6,950,000	6,541,688
Levi Strauss & Co., 7.625%, 05/15/20 (f)	5,100,000	5,533,500
Levi Strauss & Co., 6.875%, 05/01/22	200,000	209,500
Logan’s Roadhouse, Inc., 10.750%, 10/15/17	4,500,000	4,410,000
Perry Ellis International, Inc., 7.875%, 04/01/19	4,500,000	4,680,000
Quiksilver, Inc., 6.875%, 04/15/15 (f)	3,150,000	3,150,000
RadioShack Corp., 144A, 2.500%, 08/01/13 (a)	4,000,000	3,700,000
Sally Holdings LLC/Capital, Inc., 6.875%, 11/15/19	250,000	279,375
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	100,000	107,000
Wok Acquisition Corp., 144A, 10.250%, 06/30/20 (a)	1,250,000	1,328,125
		44,536,862
CONSUMER NON-CYCLICAL: 1.8%
Foodcorp Proprietary, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	6,770,606
Libbey Glass, Inc., 144A, 6.875%, 05/15/20 (a)	2,250,000	2,430,000
		9,200,606
ENERGY: 14.4%
Alta Mesa Holdings, LP/Finance Services Corp., 9.625%, 10/15/18	7,000,000	7,035,000
Atwood Oceanics, Inc., 6.500%, 02/01/20	500,000	537,500
CGG Veritas, 9.500%, 05/15/16	1,000,000	1,085,000
CGG Veritas, 6.500%, 06/01/21	500,000	517,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Chaparral Energy, Inc., 9.875%, 10/01/20	$4,000,000	$4,540,000
Chaparral Energy, Inc., 144A, 7.625%, 11/15/22 (a)	250,000	263,750
Crosstex Energy, LP/Finance Corp., 8.875%, 02/15/18	1,000,000	1,071,875
Drill Rigs Holdings, Inc., 144A, 6.500%, 10/01/17 (a)	6,500,000	6,475,625
EP Energy LLC/Finance, Inc., 144A, 6.875%, 05/01/19 (a)	250,000	267,813
EV Energy Partners, LP/Finance Corp., 8.000%, 04/15/19	500,000	521,250
Goodrich Petroleum Corp., 8.875%, 03/15/19 (f)	8,000,000	7,780,000
Halcon Resources Corp., 144A, 9.750%, 07/15/20 (a)	600,000	615,000
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	3,473,000	3,629,285
Hercules Offshore, Inc, 144A, 7.125%, 04/01/17 (a)	2,500,000	2,603,125
Hercules Offshore, Inc., 144A, 10.250%, 04/01/19 (a)	4,500,000	4,680,000
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/01/19 (a)	250,000	265,313
Penn Virginia Corp., 10.375%, 06/15/16 (f)	5,000,000	5,218,750
Penn Virginia Corp., 7.250%, 04/15/19 (f)	1,500,000	1,402,500
PetroBakken Energy, Ltd., 144A, 8.625%, 02/01/20 (a)	100,000	104,250
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	1,000,000	1,072,500
PHI, Inc., 8.625%, 10/15/18	6,875,000	7,235,938
Quicksilver Resources, Inc., 9.125%, 08/15/19 (f)	3,000,000	2,864,999
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	7,215,000
Samson Investment Co., 144A, 9.750%, 02/15/20 (a)	5,000,000	5,156,250
		72,158,223
FINANCIAL SERVICES: 2.1%
Ares Capital Corp., 144A, 5.125%, 06/01/16 (a)	2,200,000	2,310,000
CIT Group, Inc., 5.000%, 05/15/17	250,000	268,125
CIT Group, Inc., 4.250%, 08/15/17	1,000,000	1,042,780
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,077,500
Hercules Technology Growth Capital, Inc., 6.000%, 04/15/16	1,000,000	1,024,375
Nuveen Investments, Inc., 144A, 9.125%, 10/15/17 (a)	5,000,000	4,987,500
		10,710,280
HEALTH CARE: 12.7%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	7,100,000	7,774,500
Alere, Inc., 8.625%, 10/01/18	1,000,000	1,055,000
Alliance HealthCare Services, Inc., 8.000%, 12/01/16 (b)	4,985,000	4,287,100
Biomet, Inc., 11.625%, 10/15/17	5,173,000	5,515,711
BioScrip, Inc., 10.250%, 10/01/15	6,019,000	6,515,568
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	750,000	826,875
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	3,250,000	3,471,406
Fresenius Medical Care US Finance II, Inc., 144A, 5.875%, 01/31/22 (a)	1,000,000	1,072,500
Hanger, Inc., 7.125%, 11/15/18	4,920,000	5,166,000
HCA Holdings, Inc., 7.750%, 05/15/21 (f)	7,000,000	7,665,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
Health Management Associates, Inc., 6.125%, 04/15/16	$4,000,000	$4,380,000
Health Management Associates, Inc., 144A, 7.375%, 01/15/20 (a)	4,000,000	4,360,000
Hologic, Inc., 144A, 6.250%, 08/01/20 (a)	100,000	106,500
InVentiv Health, Inc., 144A, 10.000%, 08/15/18 (a)	6,250,000	5,531,250
Omega Healthcare Investors, Inc., REIT, 5.875%, 03/15/24	2,500,000	2,675,000
PSS World Medical, Inc., 6.375%, 03/01/22	3,250,000	3,473,437
		63,875,847
INSURANCE: 0.9%
Hub International, Ltd., 144A, 8.125%, 10/15/18 (a)	4,500,000	4,578,750

MEDIA: 9.6%
American Reprographics Co., 10.500%, 12/15/16 (b)	5,275,000	5,565,125
Gannett Co, Inc., 7.125%, 09/01/18	5,500,000	6,077,500
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	2,435,000	2,641,975
Lamar Media Corp., 5.875%, 02/01/22	250,000	267,500
McClatchy Co., The, 11.500%, 02/15/17	5,500,000	5,940,000
MDC Partners, Inc., 11.000%, 11/01/16	6,000,000	6,570,000
Nielsen Finance LLC/Co., 11.500%, 05/01/16	3,575,000	4,012,937
Spanish Broadcasting System, Inc., 144A, 12.500%, 04/15/17 (a)	1,000,000	1,095,000
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)	4,000,000	4,320,000
UPCB Finance VI, Ltd., 144A, 6.875%, 01/15/22 (a)	250,000	266,250
Valassis Communications, Inc., 6.625%, 02/01/21 (f)	8,000,000	8,300,000
Virgin Media Finance PLC, 8.375%, 10/15/19	2,500,000	2,856,250
		47,912,537
REAL ESTATE: 1.6%
Kennedy-Wilson, Inc., 8.750%, 04/01/19	7,400,000	7,918,000

SERVICES: 14.2%
Alliance Data Systems Corp., 144A, 6.375%, 04/01/20 (a)	500,000	542,500
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)	3,000,000	3,090,000
Grupo Senda Autotransporte SA de CV, 144A, 10.500%, 10/03/15 (a)	1,250,000	1,306,250
Interactive Data Corp., 10.250%, 08/01/18	4,000,000	4,500,000
Inversiones Alsacia SA, 144A, 8.000%, 08/18/18 (a)	5,978,231	6,141,813
Iron Mountain, Inc., 5.750%, 08/15/24 (f)	3,000,000	3,022,499
Knowledge Universe Education, LLC, 144A, 7.750%, 02/01/15 (a)(b)	5,050,000	4,444,000
Marquette Transportation Co./Finance Corp., 10.875%, 01/15/17	6,700,000	7,085,250
Mobile Mini, Inc., 7.875%, 12/01/20	750,000	817,500
Navios Maritime Acquisition Corp., 8.625%, 11/01/17	5,600,000	5,362,000
PHH Corp., 7.375%, 09/01/19 (f)	6,000,000	6,450,000
Sabre, Inc., 144A, 8.500%, 05/15/19 (a)	7,000,000	7,210,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
SERVICES, continued
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 04/06/21 (a)	$6,500,000	$6,483,750
Stream Global Services, Inc., 11.250%, 10/01/14	7,401,000	7,734,045
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14 (f)	5,310,000	4,553,325
Urbi Desarrollos Urbanos SAB de CV, 144A, 8.500%, 04/19/16 (a)	2,500,000	2,225,000
		70,967,932
TECHNOLOGY & ELECTRONICS: 8.2%
Brightstar Corp., 144A, 9.500%, 12/01/16 (a)	3,000,000	3,236,250
Epicor Software Corp., 8.625%, 05/01/19	6,250,000	6,625,000
EVERTEC, LLC/Finance Corp., 11.000%, 10/01/18	6,000,000	6,435,000
j2 Global, Inc., 144A, 8.000%, 08/01/20 (a)	7,000,000	7,105,000
Legend Acquisition Sub, Inc., 144A, 10.750%, 08/15/20 (a)	6,000,000	5,910,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)	1,000,000	1,045,000
NetApp, Inc., 1.750%, 06/01/13	3,000,000	3,431,250
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,574,040
		41,361,540
TELECOMMUNICATIONS: 7.7%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,110,199
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)(b)	3,000,000	1,890,000
CenturyLink, Inc., 7.600%, 09/15/39	3,000,000	3,182,238
Cricket Communications, Inc., 10.000%, 07/15/15 (f)	1,000,000	1,055,000
Digicel Group, Ltd., 144A, 8.250%, 09/30/20 (a)(f)	750,000	791,250
Digicel, Ltd., 144A, 12.000%, 04/01/14 (a)	2,000,000	2,240,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	3,942,500
Intelsat Luxembourg SA, 11.250%, 02/04/17	6,000,000	6,367,500
InterDigital, Inc., 2.500%, 03/15/16	2,000,000	2,093,750
Maxcom Telecomunicaciones SAB de CV, 11.000%, 12/15/14 (b)	6,000,000	3,660,000
NII Capital Corp., 8.875%, 12/15/19	2,000,000	1,690,000
NII Capital Corp., 7.625%, 04/01/21	500,000	400,000
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)	6,745,000	6,669,119
Sable International Finance, Ltd., 144A, 8.750%, 02/01/20 (a)(f)	200,000	224,000
Windstream Corp., 7.500%, 04/01/23	2,000,000	2,100,000
		38,415,556
UTILITY: 0.8%
Atlantic Power Corp., 9.000%, 11/15/18	250,000	266,875
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	387,400	305,526
InterGen NV, 144A, 9.000%, 06/30/17 (a)	3,000,000	2,902,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	528,420	504,641
		3,979,542

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued

TOTAL CORPORATE BONDS (Cost $455,968,575)		$465,141,783

LOANS: 1.1%
TELECOMMUNICATIONS: 1.1%
Zayo Group LLC, 7.125%, 07/02/19	$5,498,750	5,563,085

TOTAL LOANS (Cost $5,580,973)		5,563,085

TOTAL BONDS (Cost $461,549,548)		470,704,868

WARRANTS: 0.0%
Interactive Health (b)(e)	2,495	0
TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
One PacificCoast Bank, 1.250%, 05/10/13	100,000	100,000
One PacificCoast Bank, 1.100%, 01/21/15	200,000	200,000
One PacificCoast Bank, FSB CDARS, 0.200%, 01/03/13	100,000	100,000
One PacificCoast Bank, FSB CDARS, 0.490%, 07/05/13	200,000	200,000
Self Help Credit Union, 1.050%, 01/04/13	100,000	100,000
Urban Partnership Bank, 0.550%, 07/01/13	100,564	100,564
Urban Partnership Bank, 0.500%, 08/03/13	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

TIME DEPOSIT: 1.9%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/12	9,679,000	9,679,000
TOTAL TIME DEPOSIT (Cost $9,679,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 7.2%
SSgA Institutional U.S. Government Money Market Fund (Cost $36,355,945)	36,355,945	36,355,945

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 106.4% (Cost $526,003,929)		$533,951,164

Payable upon return of securities loaned - (Net): -7.2%		(36,355,945)

Other assets and liabilities - (Net):0.8%		3,917,063

Net Assets: 100.0%		$501,512,282

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Principal amount is in Euro Dollars; value is in U.S. dollars.
(d)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(e)	Fair Valued security.
(f)	Security or partial position of this security was on loan as of September 30, 2012. The total market value of securities on loan as of September 30, 2012 was $35,517,111.
(g)	Non-income producing security.

LP - Limited Partnership

MX - Mexico

SA - South Africa

SCHEDULE OF SECURITIES SHORT SOLD	SHARES	VALUE

COMMON STOCK:
TELECOMMUNICATIONS:
InterDigital, Inc.	(10,000)	$(372,800)
Equinix, Inc.	(19,000)	(3,914,950)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,233,744)		$(4,287,750)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.8%
CONSUMER DISCRETIONARY: 11.3%
Bayerische Motoren Werke AG	9,300	$681,966
Brown Shoe Co., Inc.	16,600	266,098
Hennes & Mauritz AB, B Shares	17,600	612,536
Johnson Controls, Inc.	15,700	430,180
NIKE, Inc., Class B	5,900	559,969
Starwood Hotels & Resorts Worldwide, Inc.	7,600	440,496
Time Warner Cable, Inc.	7,150	679,679
Vera Bradley, Inc. (a)(b)	10,000	238,500
		3,909,424
CONSUMER STAPLES: 10.3%
General Mills, Inc.	19,750	787,038
Natura Cosmeticos SA	18,700	509,644
Nestle SA	4,000	252,389
PepsiCo, Inc.	6,900	488,313
Procter & Gamble Co., The	8,800	610,368
Reckitt Benckiser Group PLC	6,000	345,687
Shiseido Co., Ltd.	25,300	346,795
Woolworths, Ltd.	7,500	223,327
		3,563,561
ENERGY: 11.5%
Baker Hughes, Inc.	11,000	497,530
BG Group PLC	30,400	615,135
Noble Corp. (a)	10,500	375,690
Sasol Ltd., ADR	7,300	325,434
Statoil ASA, ADR	44,800	1,155,392
Talisman Energy, Inc.	25,300	336,996
Woodside Petroleum, Ltd.	19,800	677,330
		3,983,507
FINANCIALS: 17.4%
American Express Co.	10,100	574,286
American Tower Corp., REIT	3,900	278,421
AXA SA	24,000	357,304
Bank of New York Mellon Corp., The	30,500	689,910
National Australia Bank, Ltd.	26,200	688,846
PNC Financial Services Group, Inc.	8,450	533,195
Powszechny Zaklad Ubezpieczen SA	4,780	537,687
Resona Holdings, Inc.	110,000	450,395
Royal Bank of Canada (Canadian)	10,200	586,622
Standard Chartered PLC	15,500	351,213
Turkiye Halk Bankasi AS	58,700	457,642

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continuted
U.S. Bancorp	10,000	$343,000
Weyerhaeuser Co., REIT	8,400	219,576
		6,068,097
HEALTH CARE: 11.7%
Allergan, Inc.	6,100	558,638
Hologic, Inc. (a)	18,500	374,440
Mylan, Inc. (a)	18,000	439,200
Pfizer, Inc.	31,500	782,775
Roche Holding AG	3,040	568,622
Teva Pharmaceutical Industries, Ltd., ADR	18,000	745,380
Thermo Fisher Scientific, Inc.	10,100	594,183
		4,063,238
INDUSTRIALS: 9.5%
3M Co.	7,750	716,255
ABB, Ltd., ADR (a)	14,427	269,785
Bombardier, Inc., Class B	116,000	435,398
Emerson Electric Co.	11,950	576,827
Komatsu, Ltd.	27,000	529,197
Pentair, Ltd. (b)	10,000	445,100
Timken Co.	8,650	321,434
		3,293,996
INFORMATION TECHNOLOGY: 14.0%
Autodesk, Inc. (a)	6,850	228,585
EMC Corp. (a)	15,900	433,593
Google, Inc., Class A (a)	1,000	754,499
IBM	2,770	574,637
Intuit, Inc.	8,300	488,704
Mastercard, Inc., Class A	1,000	451,480
Microsoft Corp.	15,300	455,634
Oracle Corp.	19,000	598,310
Qualcomm, Inc.	6,400	399,936
Trend Micro, Inc.	8,900	248,149
Xerox Corp	28,000	205,520
		4,839,047
MATERIALS: 4.7%
Potash Corp. of Saskatchewan, Inc.	7,500	325,650
Praxair, Inc.	3,500	363,580
Rio Tinto PLC, ADR	12,500	584,500
Syngenta AG, ADR	4,900	366,765
		1,640,495

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 3.3%
Deutsche Telekom AG	49,400	$607,509
Vodafone Group PLC, ADR	18,300	521,459
		1,128,968
UTILITIES: 3.1%
American Water Works Co., Inc.	9,300	344,658
Fortum OYJ	21,500	396,140
National Grid PLC	31,000	341,956
		1,082,754

TOTAL COMMON STOCKS (Cost $32,328,143)		33,573,087

EXCHANGE TRADED FUNDS: 2.6%
iShares Silver Trust (a)	6,500	217,620
SPDR Gold Shares (a)(b)	3,900	670,878

TOTAL EXHANGE TRADED FUNDS (Cost $542,866)		888,498

TIME DEPOSIT: 0.9%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/12	$323,000	323,000

TOTAL TIME DEPOSIT (Cost $323,000)		323,000

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 3.9%
SSgA Institutional U.S. Government Money Market Fund (Cost $1,350,261)	1,350,261	1,350,261

TOTAL INVESTMENTS: 104.2% (Cost $34,544,270)		36,134,846

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Payable upon return of securities loaned - (Net): -3.9%		$(1,350,261)

Other assets and liabilities - (Net): -0.3%		(113,415)

Net Assets: 100.0%		$34,671,170

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2012. The total market value of securities on loan as of September 30, 2012 was $1,340,431.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,589,503	4.6%
BRAZIL	509,644	1.5%
CANADA	1,684,666	4.9%
FINLAND	396,140	1.1%
FRANCE	357,304	1.0%
GERMANY	1,289,476	3.7%
ISRAEL	745,380	2.1%
JAPAN	1,574,536	4.5%
NORWAY	1,155,392	3.3%
POLAND	537,687	1.5%
SOUTH AFRICA	325,434	0.9%
SWEDEN	612,536	1.8%
SWITZERLAND	2,278,351	6.6%
TURKEY	457,642	1.3%
UNITED KINGDOM	2,759,950	8.0%
UNITED STATES	17,299,446	50.0%
EXCHANGE TRADED FUNDS	888,498	2.6%
TIME DEPOSIT	323,000	0.9%
Other assets and liabilities - (Net): -0.3%	(113,415)	-0.3%
TOTAL	$34,671,170	100.0%

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.0%
RENEWABLE & ALTERNATIVE ENERGY: 2.6%
OTHER RENEWABLES EQUIPMENT: 1.8%
Daiseki Co., Ltd.	58,400	$904,804

RENEWABLE ENERGY DEVELOPERS & INDEPENDENT POWER PRODUCERS (IPPS): 0.8%
China Longyuan Power Group Corp.	576,600	377,865

ENERGY EFFICIENCY: 33.3%
POWER NETWORK EFFICIENCY: 7.8%
ABB, Ltd. (a)	51,494	966,190
Emerson Electric Co.	35,100	1,694,277
Itron, Inc. (a)	28,285	1,220,498
		3,880,965
INDUSTRIAL ENERGY EFFICIENCY: 9.2%
Delta Electronics, Inc.	163,004	628,825
GEA Group AG	60,704	1,840,470
Infineon Technologies AG	157,783	1,002,889
Murata Manufacturing Co., Ltd.	20,200	1,075,377
		4,547,561
BUILDINGS ENERGY EFFICIENCY: 10.0%
Epistar Corp.	384,000	816,249
Johnson Controls, Inc.	61,700	1,690,580
Kingspan Group PLC	91,274	933,626
Legrand SA	40,379	1,522,030
		4,962,485
TRANSPORT ENERGY EFFICIENCY: 1.1%
Delphi Automotive PLC (a)	17,000	527,000

DIVERSIFIED ENERGY EFFICIENCY: 5.2%
IMI PLC	108,510	1,580,733
Invensys PLC	259,355	983,213
		2,563,946
WATER INFRASTRUCTURE & TECHNOLOGIES: 23.5%
WATER INFRASTRUCTURE: 13.3%
IDEX Corp.	35,050	1,464,039
Pentair, Ltd.	25,150	1,119,427
Roper Industries, Inc.	4,500	494,505
Watts Water Technologies, Inc., Class A	46,600	1,762,878

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER INFRASTRUCTURE, continued
Xylem, Inc.	69,200	$1,740,380
		6,581,229
WATER TREATMENT EQUIPMENT: 5.6%
Kemira Oyj	56,200	783,851
Kurita Water Industries, Ltd.	21,250	469,817
Pall Corp.	23,900	1,517,411
		2,771,079
WATER UTILITIES: 4.6%
American Water Works Co., Inc.	44,800	1,660,288
Manila Water Co., Inc.	914,000	592,185
		2,252,473
POLLUTION CONTROL: 18.0%
POLLUTION CONTROL SOLUTIONS: 6.8%
ENN Energy Holdings, Ltd. (a)	369,500	1,553,901
SMC Corp./Japan	6,300	1,013,881
Umicore SA	15,322	802,087
		3,369,869
ENVIRONMENTAL TESTING & GAS SENSING: 11.2%
Agilent Technologies, Inc.	42,400	1,630,279
ALS, Ltd.	64,075	568,028
Ecolab, Inc.	15,500	1,004,555
Horiba, Ltd.	33,900	999,351
Thermo Fisher Scientific, Inc.	23,100	1,358,973
		5,561,186
WASTE MANAGEMENT & TECHNOLOGIES: 10.6%
WASTE TECHNOLOGY EQUIPMENT: 3.8%
China Everbright International, Ltd.	3,531,200	1,858,018

HAZARDOUS WASTE MANAGEMENT: 2.5%
Stericycle, Inc. (a)	13,550	1,226,546

GENERAL WASTE MANAGEMENT: 4.3%
Pennon Group PLC	146,023	1,705,409
Shanks Group PLC	314,658	421,283
		2,126,692

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENVIRONMENTAL SUPPORT SERVICES: 1.4%
ENVIRONMENTAL CONSULTANCIES: 1.4%
Royal Imtech NV	26,900	$710,300

DIVERSIFIED ENVIRONMENTAL: 7.6%
DIVERSIFIED ENVIRONMENTAL: 7.6%
3M Co.	10,100	933,442
Linde AG	9,155	1,577,953
Yingde Gases	1,444,100	1,274,859
		3,786,254

TOTAL COMMON STOCKS (Cost $43,273,914)		48,008,272

REPURCHASE AGREEMENT: 2.3%
State Street Repo (collateralized by United States Treasury Note, 6.250%, due 5/15/30, principal amount $740,000; market value $1,181,436)
TOTAL REPURCHASE AGREEMENT (Cost $1,152,000)	$1,152,000	1,152,000

TOTAL INVESTMENTS: 99.3% (Cost $44,425,914)		49,160,272

Other assets and liabilities - (Net): 0.7%		341,752

Net Assets: 100.0%		$49,502,024

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$568,028	1.2%
BELGIUM	802,087	1.6%
CHINA	1,931,765	3.9%
FINLAND	783,851	1.6%
FRANCE	1,522,030	3.1%
GERMANY	4,421,312	8.9%
HONG KONG	3,132,877	6.3%
IRELAND	933,626	1.9%
JAPAN	4,463,230	9.0%
NETHERLANDS	710,300	1.4%
PHILIPPINES	592,185	1.2%
SWITZERLAND	2,085,617	4.2%
TAIWAN	1,445,074	3.0%
UNITED KINGDOM	5,217,638	10.5%
UNITED STATES	19,398,652	39.2%
REPURCHASE AGREEMENT	1,152,000	2.3%
Other assets and liabilities - (Net)	341,752	0.7%
TOTAL	$49,502,024	100.0%

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I

NOTE A — Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of September 30, 2012, the Trust offered eleven investment funds.

These financial statements relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World International Fund (the “International Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Women’s Equality Fund (the “Global Women’s Equality Fund”), and Pax World Global Green Fund (the “Global Green Fund”) (each a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At September 30, 2012, nine investments were fair valued in good faith pursuant to policies and procedures approved by the Board.  The Balanced Fund held three securities fair valued at $10,791,848, representing 0.58% of the Fund’s net asset value, the Growth Fund held one security fair valued at $316,350, representing 0.24% of the Fund’s net asset value, the High Yield Bond Fund held three securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the International Fund held two securities fair valued at $28,403, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2.  To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Debt securities including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts  Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks - Domestic	$976,900,053	$—	$8,541,450	$985,441,503
Common Stocks - Foreign	226,521,550	28,311,682	—	254,833,232
Exchange Traded Funds	8,723,481	—	—	8,723,481
Community Investment Notes	—	3,000,000	2,250,398	5,250,398
Corporate Bonds	—	224,390,426		224,390,426
U.S. Govt Agency Bonds	—	106,578,057	—	106,578,057
Government Bonds	—	14,621,621	—	14,621,621
Municipal Bonds	—	18,570,724	—	18,570,724
U.S. Treasury Notes	—	45,042,920	—	45,042,920
Mortgage-Backed Securities	—	132,189,269	—	132,189,269
Cash Equivalents	33,451,207	61,447,000	—	94,898,207
Equity Call/Put Options Written	(2,697,005)	—	—	(2,697,005)
Total	$1,242,899,286	$634,151,699	$10,791,848	$1,887,842,833
Growth
Common Stocks - Domestic	$110,109,969	$—	$316,350	$110,426,319
Common Stocks-Foreign	13,964,648	2,801,010	—	16,765,658
Cash Equivalents	2,131,762	3,884,000	—	6,015,762
Equity Call/Put Options Written	(115,955)	—	—	(115,955)
Total	$126,090,424	$6,685,010	$316,350	$133,091,784
Small Cap
Common Stocks - Domestic	$14,005,450	$—	$—	$14,005,450
Common Stocks - Foreign	920,938	—	—	920,938
Cash Equivalents	—	1,000	—	1,000
Total	$14,926,388	$1,000	$—	$14,927,388
International
Common Stocks - Foreign	$11,654,099	$30,433,055	$28,403	$42,115,557
Exchange Traded Funds	1,485,891	—	—	1,485,891
Total	$13,139,990	$30,433,055	$28,403	$43,601,448
High Yield Bond
Common Stocks - Domestic	$4,521,391	$—	$—	$4,521,391
Common Stocks-Foreign	—	—	0	0
Preferred Stocks	4,820,300	—	—	4,820,300
Exchange Traded Funds	6,969,096	—	—	6,969,096
Corporate Bonds	—	465,141,783	0	465,141,783
Loans	—	5,563,085	—	5,563,085
Warrants	—	—	0	0
Cash Equivalents	36,355,945	10,579,564	—	46,935,509
Securities Sold Short	(4,287,750)	—	—	(4,287,750)
Equity Call Options Written	—	—	—	—
Total	$48,378,982	$481,284,432	$0	$529,663,414
Global Women’s Equality
Common Stocks - Domestic	$17,299,446	$—	$—	$17,299,446
Common Stocks-Foreign	5,201,041	11,072,600	—	16,273,641
Exchange Traded Funds	888,498	—	—	888,498
Cash Equivalents	1,350,261	323,000	—	1,673,261
Total	$24,739,246	$11,395,600	$—	$36,134,846
Global Green
Common Stocks - Domestic	$19,925,652	$—	$—	$19,925,652
Common Stocks-Foreign	—	28,082,620	—	28,082,620
Cash Equivalents	—	1,152,000	—	1,152,000
Total	$19,925,652	$29,234,620	$—	$49,160,272

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced	Growth	International
Common Stock
Balance as of December 31, 2011	$—	$—	$50,279
Realized gain (loss)	—	—	—
Amortization of premium	—	—	—
Change in unrealized appreciation (depreciation)	—	—	(21,876)
Purchases	—	—	—
Sales	—	—	—
Transfers in to and/or out of Level Three	8,541,450	316,350	—
Balance as of September 30, 2012	$8,541,450	$316,350	$28,403

	Balanced	High Yield Bond
Bonds and Notes
Balance as of December 31, 2011	$2,250,302	$0
Realized gain (loss)	—	—
Amortization of premium	—	(113,716)
Change in unrealized appreciation (depreciation)	96	85,873
Purchases	—	27,843
Sales	—	—
Transfers in to and/or out of Level Three	—	—
Balance as of September 30, 2012	$2,250,398	$0

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  There were no significant transfers between Level 1 and Level 2 during the period. This does not include transfers between Level 1 and Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities.

The following provides quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Type of Investment	9/30/2012	Technique	Input(s)	Range

Balanced

Common Stocks - Domestic	$8,541,450	Market Comparable Security	Market Price	1x
			Illiquidity Discount	0% to 10%

Community Investments	2,250,398	Yield Adjustment	U.S Swap Rates	0% to 5%

Growth

Common Stocks - Domestic	$316,350	Market Comparable Security	Market Price	1x
			Illiquidity Discount	0% to 10%

International

Foreign-Equity	$28,403	Market Comparable Security	Market Price	1x

Non-U.S. Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets;

and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2012, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$59,897,061	$33,187,147	$28,296,123
Growth	6,852,362	2,131,762	4,930,759
High Yield Bond	35,517,111	36,355,945	48,375
Global Women’s Equality	1,340,431	1,350,261	—

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sell transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund.  Short sales held by the Fund are fully collateralized by restricted cash or other securities.  Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2012 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$288,089,350	$106,009,532	$474,878,346	$33,150,000
Growth	20,317,731	—	22,157,498	—
Small Cap	16,798,645	—	17,075,331	—
International	21,802,044	—	13,992,953	—
High Yield Bond	281,403,469	—	234,259,300	—
Global Women’s Equality	10,287,435	—	14,252,662	—
Global Environmental Markets	24,425,034	—	15,665,036	—

(1) Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2012 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2012 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,619,170,224	$313,421,453	$42,051,839	$271,369,614
Growth	106,635,289	30,546,096	3,973,646	26,572,450
Small Cap	14,564,365	1,254,950	891,928	363,023
International	42,616,942	4,566,128	3,581,622	984,506
High Yield Bond	526,003,929	20,356,159	12,408,924	7,947,235
Global Women’s Equality	34,544,270	3,139,547	1,548,973	1,590,575
Global Environmental Markets	44,425,914	6,502,877	1,768,519	4,734,358

Options Transactions  The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.  The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings.  When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded.  The Fund will realize a gain or loss upon the expiration or closing of the option transaction.  When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments.  Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.  Options written are reported as a liability in the Statements of Assets and Liabilities.  Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities.  The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised.  The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised.  The risk in buying an option is that the Funds pay a premium whether or not the option is exercised.  The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2012 is as follows:

	Outstanding					Outstanding
	at 12/31/11	Written	Closed	Expired	Exercised	9/30/2012

Balanced Fund
Call Options
Number of contracts	3,205	3,750	(455)	(2,000)	(314)	4,186
Premiums received	$386,453	$1,904,127	$(630,243)	$(173,938)	$(35,679)	$1,450,720
Put Options
Number of contracts	2,100	—	(1,200)	(400)	(500)	—
Premiums received	$394,415	$—	$(180,662)	$(95,644)	$(118,109)	$—

Growth Fund
Call Options
Number of contracts	—	10	—	—	—	10
Premiums received	$—	$41,845	$—	$—	$—	$41,845
Put Options
Number of contracts	—	15	(10)	—	—	5
Premiums received	$—	$46,005	$(30,645)	$—	$—	$15,360

High Yield Bond Fund
Put Options
Number of contracts	1,000	—	(1,000)	—	—	—
Premiums received	$176,198	$—	$(176,198)	$—	$—	$—

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2012, the Balanced Fund held $30,361,045 or 1.64% of net assets and the High Yield Bond Fund held $183,392,275 or 36.57% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2012, the Balanced Fund held $12,930,663 of illiquid securities representing 0.70% of net assets; the Growth Fund held $316,350 of illiquid securities representing 0.24% of net assets; the International Fund held $28,403 of illiquid securities representing 0.07% of net assets; and the High Yield Bond Fund held $22,766,591 of illiquid securities, representing 4.54% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Item 2.         Controls and Procedures.

(a)                                 It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.         Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 26, 2012